UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01911

Schroder Capital Funds (Delaware)
(Exact name of registrant as specified in charter)

875 Third Avenue, 22nd Floor New York, NY		10022
(Address of principal executive offices)		(Zip code)

Carin F. Muhlbaum 875 Third Avenue, 22nd Floor New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-464-3108

Date of fiscal year end:	October 31, 2015

Date of reporting period:	July 31, 2015

Item 1.   Schedule of Investments

Schroder U.S. Opportunities Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 89.5%
	Consumer Discretionary — 12.1%
16,100	AMC Entertainment Holdings Class A	519,225
90,700	American Eagle Outfitters	1,609,925
33,800	Brunswick	1,794,442
78,603	Chegg (1)	653,191
41,300	ClubCorp Holdings	963,116
6,300	Domino’s Pizza	717,192
25,800	Fortune Brands Home & Security	1,231,950
20,403	Fox Factory Holding (1)	324,000
4,600	Helen of Troy (1)	403,788
31,160	Hemisphere Media Group Class A (1)	431,566
17,900	Homeinns Hotel Group ADR (1)	520,711
49,300	Interval Leisure Group	1,051,076
31,000	Matthews International Class A	1,669,350
36,852	ServiceMaster Global Holdings (1)	1,427,278
44,400	Steven Madden (1)	1,850,592
24,508	Waste Connections	1,228,586
		16,395,988
	Consumer Staples — 0.5%
36,750	Dean Foods	654,150

	Financial Services — 22.3%
22,800	Amerisafe	1,141,140
76,700	Brown & Brown	2,565,615
52,600	CoreLogic (1)	2,074,544
40,200	Douglas Emmett REIT	1,178,262
28,159	Equity LifeStyle Properties REIT	1,629,843
4,133	First Citizens BancShares Class A	1,059,453
40,800	First Horizon National	646,680
32,700	FirstMerit	612,798
79,586	Golub Capital BDC	1,297,252
43,000	Heritage Financial	761,100
23,100	HFF Class A (1)	1,058,904
78,005	Kennedy-Wilson Holdings	1,975,087
15,400	Lakeland Financial	655,116
24,369	Mid-America Apartment Communities REIT	1,957,806
32,300	Old National Bancorp	464,797
19,400	PacWest Bancorp	898,026
15,795	Parkway Properties REIT	283,362
27,966	ProAssurance	1,350,478
56,500	Radian Group	1,042,990
53,036	Redwood Trust REIT	822,058
11,900	Reinsurance Group of America Class A	1,148,588
19,000	Simmons First National Class A	863,550
13,100	South State	1,018,132
27,629	Stifel Financial (1)	1,518,214
60,440	Terreno Realty REIT	1,267,427
973	TowneBank	17,174
15,200	Wintrust Financial	819,584
		30,127,980
	Healthcare — 15.9%
28,300	Aerie Pharmaceuticals (1)	513,362
57,795	Catalent (1)	1,969,654
19,300	Centene (1)	1,353,509
25,900	Cepheid (1)	1,439,781
6,500	Cooper	1,150,500
12,100	Evolent Health Class A (1)	258,093
19,488	Flexion Therapeutics (1)	456,019
18,000	Fluidigm (1)	360,540
25,800	HealthSouth	1,179,060
28,772	INC Research Holdings Class A (1)	1,439,463
35,788	K2M Group Holdings (1)	818,829
27,887	KemPharm (1)	479,656
15,100	LifePoint Health (1)	1,251,186
21,200	Masimo (1)	883,616
20,000	Parexel International (1)	1,379,200
22,904	Sientra (1)	532,518
13,200	Sirona Dental Systems (1)	1,369,896
22,700	Surgical Care Affiliates (1)	863,054
28,300	Trinity Biotech ADR	488,175
161,472	Unilife (1)	284,191
69,751	VWR (1)	1,868,629
17,700	West Pharmaceutical Services	1,059,699
		21,398,630
	Materials & Processing — 9.3%
12,300	Balchem	697,041
26,500	Beacon Roofing Supply (1)	927,500
7,800	Berry Plastics Group (1)	253,968
10,200	Compass Minerals International	816,000
27,700	Hexcel	1,437,353
41,700	Horsehead Holding (1)	345,276
36,800	Louisiana-Pacific (1)	542,432
19,600	Minerals Technologies	1,269,100
23,600	Packaging Corp. of America	1,670,644
45,502	Pretium Resources (1)	226,600
41,800	Simpson Manufacturing	1,497,276
60,100	Steel Dynamics	1,203,803
11,100	Universal Forest Products	704,850
9,000	Valmont Industries	1,001,070
		12,592,913
	Other Energy — 1.9%
15,000	Carrizo Oil & Gas (1)	571,950
17,400	RigNet (1)	451,182
29,600	RPC (1)	364,080
117,000	Synergy Resources (1)	1,138,410
		2,525,622
	Producer Durables — 12.4%
8,900	Allegiant Travel Class A	1,893,297
10,800	Belden	639,684
4,600	Bristow Group	207,230

Shares		Value $

8,300	CLARCOR	499,411
44,100	Compass Diversified Holdings LP	742,203
66,900	Darling Ingredients (1)	859,665
9,700	Dycom Industries (1)	640,782
26,600	ESCO Technologies	1,012,662
8,100	FARO Technologies (1)	355,509
25,000	Generac Holdings (1)	876,750
11,000	Genesee & Wyoming Class A (1)	783,420
33,079	Herman Miller	927,535
22,016	IDEX	1,673,876
38,500	Kornit Digital (1)	559,790
15,100	MSC Industrial Direct Class A	1,076,026
12,400	On Assignment (1)	475,168
11,800	OSI Systems (1)	828,124
17,500	Powell Industries	522,200
4,300	Regal Beloit	298,549
27,700	Tetra Tech	737,928
6,300	Towers Watson Class A	798,714
7,000	US Ecology	321,230
		16,729,753
	Technology — 11.1%
70,300	Cadence Design Systems (1)	1,474,191
57,000	Ciena (1)	1,450,650
32,600	DigitalGlobe (1)	690,468
99,300	Entegris (1)	1,471,130
8,300	EPAM Systems (1)	615,113
36,100	Fabrinet (1)	670,016
59,900	Fairchild Semiconductor International Class A (1)	902,094
31,100	Finisar (1)	541,451
35,900	Fortinet (1)	1,713,866
74,400	Global Eagle Entertainment (1)	924,048
36,600	Integrated Device Technology (1)	699,426
32,000	JDS Uniphase (1)	354,880
600	Leidos Holdings	24,480
30,420	M/A-COM Technology Solutions Holdings (1)	1,025,458
25,860	PTC (1)	940,011
24,883	Verint Systems (1)	1,448,688
		14,945,970
	Utilities — 4.0%
31,300	Cleco	1,703,659
17,100	IDACORP	1,062,081
33,522	NorthWestern	1,804,824
13,400	Portland General Electric	482,534
10,500	SJW	313,425
		5,366,523
	TOTAL COMMON STOCK (Cost $89,014,895)	120,737,529

	INVESTMENT COMPANIES — 5.2%
21,800	iShares Russell 2000 ETF	2,680,528
95,500	SPDR Barclays 1-3 Month T-Bill ETF (1)	4,365,305
	TOTAL INVESTMENT COMPANIES (Cost $7,092,304)	7,045,833
	TOTAL INVESTMENTS — 94.7% (Cost $96,107,199)*	127,783,362
	OTHER ASSETS LESS LIABILITIES — 5.3%	7,169,652
	NET ASSETS — 100%	$134,953,014

(1)     Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $96,107,199 and the unrealized appreciation and depreciation were $34,190,378 and $(2,514,215), respectively.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

LP — Limited Partnership

REIT — Real Estate Investment Trust

SPDR — Standard & Poor’s Depositary Receipts

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder International Alpha Fund

Schedule of Investments

July 31, 2015 (unaudited)

Shares		Value $

	COMMON STOCK — 98.6%
	Australia — 1.4%
301,580	Brambles	2,398,391

	Belgium — 2.6%
33,257	KBC Groep	2,317,844
27,218	UCB	2,106,201
		4,424,045
	Canada — 1.7%
72,315	Toronto-Dominion Bank	2,917,814

	China — 1.9%
23,236	Alibaba Group Holding ADR (1)	1,820,308
1,154,000	Brilliance China Automotive Holdings	1,530,271
		3,350,579
	Finland — 1.3%
316,987	Nokia	2,238,481

	France — 7.0%
33,712	Accor	1,654,055
27,539	Essilor International	3,526,531
48,267	Safran	3,650,214
30,370	Sanofi	3,267,675
		12,098,475
	Germany — 11.0%
22,555	Bayerische Motoren Werke	2,261,594
9,209	Continental	2,058,659
63,351	Deutsche Bank	2,227,798
44,235	Fresenius Medical Care & KGaA	3,611,030
67,076	GEA Group	2,839,831
29,665	HeidelbergCement	2,262,651
52,775	SAP	3,782,477
		19,044,040
	Hong Kong — 4.3%
740,600	AIA Group	4,824,414
84,528	Jardine Strategic Holdings	2,542,602
		7,367,016
	India — 1.8%
1,166,108	Idea Cellular	3,152,690

	Ireland — 1.4%
31,968	Kerry Group Class A	2,427,776

	Israel — 1.9%
40,963	Check Point Software Technologies (1)	3,308,582

	Italy — 2.0%
905,979	Intesa Sanpaolo	3,484,458

	Japan — 16.1%
55,200	Aisin Seiki	2,240,336
157,100	Astellas Pharma	2,366,609
73,800	Bridgestone	2,785,625
38,800	Daikin Industries	2,510,800
243,000	Kubota (1)	4,163,557
84,100	Nabtesco	1,850,492
140,800	ORIX	2,105,155
226,000	Sekisui Chemical	2,511,010
9,300	SMC	2,360,737
107,800	Sumitomo Mitsui Financial Group	4,822,231
		27,716,552
	Mexico — 0.7%
237,301	Grupo Financiero Banorte Class O	1,253,627

	Netherlands — 1.1%
26,432	Akzo Nobel	1,892,976

	Norway — 3.1%
183,520	DnB NOR	2,992,595
137,373	Statoil	2,324,180
		5,316,775
	Singapore — 1.9%
226,027	DBS Group Holdings	3,324,871

	Spain — 2.6%
271,385	Banco Bilbao Vizcaya Argentaria	2,746,218
113,406	Telefonica	1,736,200
		4,482,418
	Sweden — 1.1%
90,665	Assa Abloy Class B	1,840,258

	Switzerland — 7.1%
22,298	Lonza Group	3,232,898
66,243	Nestle	5,018,098
13,536	Roche Holding	3,909,653
		12,160,649
	Taiwan — 2.0%
775,000	Taiwan Semiconductor Manufacturing	3,424,370

	United Kingdom — 24.6%
425,632	Barclays	1,920,612
125,849	BHP Billiton	2,323,986

Shares		Value $

50,704	Burberry Group	1,274,033
218,361	Capita	4,446,674
33,850	Carnival	1,877,648
114,465	Diageo	3,198,799
499,884	HSBC Holdings	4,525,381
45,098	Imperial Tobacco Group	2,369,872
2,391,312	Lloyds Banking Group	3,107,006
131,571	Prudential	3,097,420
35,689	Reckitt Benckiser Group	3,427,058
144,431	Royal Dutch Shell Class A	4,152,705
1,108,723	Vodafone Group	4,187,470
104,721	WPP	2,403,996
		42,312,660
	TOTAL COMMON STOCK (Cost $155,527,611)	169,937,503
	TOTAL INVESTMENTS — 98.6% (Cost $155,527,611)*	169,937,503
	OTHER ASSETS LESS LIABILITIES — 1.4%	2,378,036
	NET ASSETS — 100%	$172,315,539

(1) Denotes non-income producing security.

* At July 31, 2015, the tax basis cost of the Fund’s investments was $155,527,611, and the unrealized appreciation and depreciation were $20,760,799 and $(6,350,907), respectively.

ADR — American Depositary Receipt

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

Schroder Mutual Funds

Fair Value Measurements

July 31, 2015 (unaudited)

The following is a summary of the inputs used as of July 31, 2015, in valuing the Schroder Funds’ investments carried at value:

Schroder U.S. Opportunities Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$120,737,529	$—	$—	$120,737,529
Investment Companies	7,045,833	—	—	7,045,833
Total Investments in Securities	$127,783,362	$—	$—	$127,783,362

Schroder International Alpha Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities (1)
Common Stock (2)	$169,937,503	$—	$—	$169,937,503
Total Investments in Securities	$169,937,503	$—	$—	$169,937,503

(1)                     There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

(2)                     All securities in this category are Level 1 securities. For a detailed break-out by classification, please refer to the Schedule of Investments.

Item 2.   Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) There have been no changes in the registrant’s internal control over financial reporting during the period from November 1, 2014 through July 31, 2015 that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schroder Capital Funds (Delaware)

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark A. Hemenetz
Mark A. Hemenetz
Principal Executive Officer

Date: September 24, 2015

By (Signature and Title)*	/s/ Alan M. Mandel
Alan M. Mandel
Treasurer and Chief Financial Officer

Date: September 24, 2015

*                 Print the name and title of each signing officer under his or her signature.